Trade and other receivables (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade and other receivables
Beginning of the year	$ 5,783,000,000	$ 4,064,000,000
Incorporation by business combination		(270,000,000)
Additions	863,000,000	1,624,000,000
Recoveries	(642,000,000)	(170,000,000)
Currency translation adjustment	132,000,000	1,657,000,000
Trade and other receivables, deconsolidation	(4,644)	(30,000,000)
Utilization	(28,000,000)	(1,081,000,000)
Inflation adjustment	(392,000,000)	(38,000,000)
Transfer to assets held for sale	(73)	27,000,000
End of the year	$ 999,000,000	$ 5,783,000,000